Opearting Lease	6 Months Ended
Dec. 31, 2022
Opearting Lease [Abstract]
OPEARTING LEASE

11. OPEARTING LEASE

As of December 31, 2022, the Company leases offices space and tea shop stores under certain non-cancelable operating leases.

The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	December 31, 2022	June 30, 2022
	(unaudited)
Rights of use lease assets	$1,049,249	$120,043

Operating lease liabilities, current	384,364	86,547
Operating lease liabilities, noncurrent	745,987	17,820
Total operating lease liabilities	$1,130,351	$104,367

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2022 and June 30, 2022:

	December 31, 2022	June 30, 2022
	(unaudited)
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1.13	1.13
Weighted average discount rate	4.75%	4.75%

During the six months ended December 31, 2022 and 2021, the Company incurred total operating lease expenses of $35,304 and $131,288, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2022:

For the six months ended June 30, 2023	$227,533
For the twelve months ended December 31, 2023	202,323
For the twelve months ended June 30, 2024	244,145
For the twelve months ended June 30, 2025	452,771
For the twelve months ended June 30, 2026 and thereafter	80,872
Total lease payments	1,207,644
Less: imputed interest	(77,293)
Present value of lease liabilities	$1,130,351